Share capital - Summary of movement in Treasury shares (Details) - USD ($) $ in Millions			12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Disclosure of classes of share capital [line items]
Shares at beginning of period			$ (4,371)	$ (4,350)	$ (4,057)
Treasury shares purchased			400	292	309
Shares after purchase under irrevocable commitment from prior year	$ (4,371)	$ (4,350)	(4,810)	(4,371)	(4,350)
Disposal of Treasury shares to settle share options			(18)	(11)	(3)
Shares at end of period	$ (4,371)	$ (4,350)	$ (4,810)	(4,371)	(4,350)
Treasury shares
Disclosure of classes of share capital [line items]
Shares at beginning of period (in shares)	7,280,222	2,036,945	7,280,222
Shares at beginning of period	$ 570	$ 146	$ 570	$ 305	1,380
Treasury shares purchased (in shares)	0	2,139,221	3,020,368	3,452,349
Treasury shares purchased	$ 0	$ 159	$ 400	$ 292	309
Shares after purchase under irrevocable commitment from prior year	$ 570	305	$ 931	$ 570	305
Disposal of Treasury shares to settle share options (in shares)			(437,774)	(348,293)
Disposal of Treasury shares to settle share options			$ (39)	$ (27)	(15)
Shares at end of period (in shares)	7,280,222		9,862,816	7,280,222
Shares at end of period	$ 570	$ 305	$ 931	$ 570	$ 305